UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1.     Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2009

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS: 71.5%
COMMON STOCKS: 71.1%
CONSUMER DISCRETIONARY: 3.5%
AnnTaylor Stores Corp. (a)(h)	525,000	$8,342,250
Best Buy Co., Inc. (h)	130,000	4,877,600
GameStop Corp., Class A (a)(f)(h)	441,747	11,693,043
Lowe’s Cos., Inc. (h)	907,849	19,010,358
Macy’s, Inc. (f)(h)	595,498	10,891,658
Nordstrom, Inc. (h)	172,000	5,252,880
Target Corp. (f)(h)	130,000	6,068,400
		66,136,189

CONSUMER STAPLES: 6.4%
Corn Products International, Inc. (h)	346,760	9,889,595
CVS Caremark Corp. (f)(h)	900,000	32,166,000
Estee Lauder Cos, Inc., Class A (h)	210,000	7,786,800
General Mills, Inc. (h)	125,000	8,047,500
Kraft Foods, Inc., Class A (f)(h)	253,316	6,654,611
PepsiCo, Inc. (f)(h)	701,000	41,120,660
Procter & Gamble Co., The (f)(h)	275,000	15,928,000
		121,593,166

ENERGY: 9.1%
Baker Hughes, Inc. (h)	540,410	23,053,891
Cal Dive International, Inc. (a)(h)	812,275	8,033,400
ConocoPhillips (h)	201,500	9,099,740
Core Laboratories NV (h)	25,000	2,577,250
ENSCO International, Inc. (h)	494,300	21,027,522
Noble Corp. (h)	756,154	28,703,606
Petroleo Brasileiro SA, ADR (h)	229,510	10,534,509
Sasol Ltd., ADR (h)	58,800	2,241,456
Southwestern Energy Co. (a)(h)	328,680	14,028,062
StatoilHydro ASA, ADR	676,825	15,255,636
Suncor Energy, Inc.	413,200	14,280,192
XTO Energy, Inc. (h)	610,903	25,242,491
		174,077,755

FINANCIALS: 9.5%
ACE, Ltd. (a)(h)	118,800	6,351,048
American Express Co. (f)(h)	50,000	1,695,000
Banco Bilbao Vizcaya Argentaria SA, ADR (h)	1,020,812	18,211,292
Bank of America Corp. (h)	1,000,000	16,920,000
Bank of New York Mellon Corp., The (f)(h)	351,300	10,184,187
BlackRock, Inc. (h)	80,900	17,540,738
China Life Insurance Co. Ltd., ADR (h)	110,000	7,228,100

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
CME Group, Inc. (f)(h)	49,600	$15,286,224
Goldman Sachs Group, Inc., The (h)	42,500	7,834,875
Hospitality Properties Trust, REIT (h)	200,000	4,074,000
JPMorgan Chase & Co. (h)	361,725	15,850,790
Mitsubishi UFJ Financial Group, ADR	1,679,900	8,970,666
National Bank of Greece SA (a)	122,222	4,381,909
National Bank of Greece SA, ADR (a)(h)	2,909,825	20,979,838
State Street Corp.	160,600	8,447,560
T Rowe Price Group, Inc. (h)	160,000	7,312,000
Willis Group Holdings, Ltd. (h)	325,200	9,177,144
		180,445,371

HEALTH CARE: 10.1%
Amgen, Inc. (a)(f)(h)	322,371	19,416,405
Baxter International, Inc. (h)	474,100	27,028,441
Becton Dickinson & Co. (h)	513,530	35,818,718
Gilead Sciences, Inc. (a)(f)(h)	591,000	27,528,780
Johnson & Johnson (f)(h)	400,300	24,374,267
Mylan, Inc. (a)(f)(h)	795,000	12,727,950
Roche Holding AG	35,000	5,657,146
St. Jude Medical, Inc. (a)(h)	280,000	10,922,800
Teva Pharmaceutical Industries, Ltd., ADR (h)	582,581	29,455,295
		192,929,802

INDUSTRIALS: 5.0%
AGCO Corp (a)(h)	250,000	6,907,500
Cummins, Inc. (h)	292,300	13,097,963
Deere & Co. (h)	638,900	27,421,588
Diana Shipping, Inc. (h)	622,700	8,095,100
Emerson Electric Co. (h)	368,075	14,752,446
Empresas ICA SAB de CV, ADR (a)(h)	505,500	4,771,920
ESCO Technologies, Inc. (a)(h)	189,627	7,471,304
Expeditors International of Washington, Inc. (h)	174,500	6,133,675
Ingersoll-Rand PLC (h)	126,400	3,876,688
Nordson Corp. (h)	60,000	3,365,400
		95,893,584

INFORMATION TECHNOLOGY: 15.8%
Cisco Systems, Inc. (a)(f)(h)	1,871,748	44,060,948
Citrix Systems, Inc. (a)(h)	527,800	20,705,594
Cogent, Inc. (a)(h)	237,154	2,395,255
EMC Corp. (a)(h)	2,291,899	39,053,959

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Fiserv, Inc. (a)(h)	545,000	$26,269,000
Google, Inc., Class A (a)(f)(h)	34,750	17,230,788
Hewitt Associates, Inc., Class A (a)(h)	664,130	24,194,256
Intel Corp. (f)(h)	910,000	17,808,700
Intuit, Inc. (a)(h)	810,000	23,085,000
Microsoft Corp. (f)(h)	853,270	22,091,160
QUALCOMM, Inc. (f)(h)	842,200	37,882,156
Research in Motion, Ltd. (a)(f)(h)	358,294	24,202,760
Taiwan Semiconductor, ADR (h)	200,999	2,202,949
		301,182,525
MATERIALS: 1.4%
Rio Tinto PLC, ADR	35,300	6,011,237
Syngenta AG, ADR	130,000	5,973,500
United States Steel Corp. (h)	316,570	14,046,211
		26,030,948
TELECOMMUNICATION SERVICES: 5.5%
America Movil SAB de CV, ADR (h)	610,667	26,765,535
American Tower Corp. (a)(f)(h)	711,867	25,911,959
Telefonica SA, ADR	215,000	17,825,650
Verizon Communications, Inc. (f)(h)	537,760	16,277,995
Vodafone Group PLC, ADR (h)	838,700	18,870,750
		105,651,889
UTILITIES: 4.8%
American Water Works Co., Inc. (h)	472,649	9,424,621
EQT Corp. (h)	625,300	26,637,780
Oneok, Inc. (h)	663,028	24,280,085
UGI Corp. (h)	461,000	11,552,660
Veolia Environnement, ADR (h)	481,095	18,517,347
		90,412,493

TOTAL COMMON STOCKS (Cost $1,263,261,030)		1,354,353,722

PREFERRED STOCKS: 0.4%
FINANCIALS: 0.4%
Aegon NV, 4.000%	45,000	665,100
HRPT Properties Trust, REIT, 8.750%	29,167	688,341
National Bank of Greece SA, 9.000%	234,686	5,686,442
Regency Centers Corp., REIT, 7.450%	32,000	726,400

TOTAL PREFERRED STOCKS (Cost $8,090,661)		7,766,283

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued

TOTAL STOCKS (Cost $1,271,351,691)		$1,362,120,005

EXCHANGE TRADED FUNDS: 1.4%
iShares Barclays TIPS Bond Fund	50,100	5,154,288
iShares Silver Trust (a)	475,000	7,780,500
PowerShares DB Agriculture Fund (a)	220,000	5,601,200
PowerShares DB Commodity Index Tracking Fund (a)	155,000	3,419,300
SPDR Gold Trust (a)	45,250	4,472,963

TOTAL EXCHANGE TRADED FUNDS (Cost $26,115,025)		26,428,251

BONDS: 26.2%
CORPORATE BONDS: 11.8%
CONSUMER DISCRETIONARY: 0.7%
Harley-Davidson, Inc., 144A, 5.000%, 12/15/10 (g)	$1,000,000	993,973
Harley-Davidson, Inc., 144A, 5.250%, 12/15/12 (g)	2,000,000	1,999,548
John Deere Capital Corp., 0.931%, 08/19/10	5,000,000	5,017,365
Staples, Inc., 7.375%, 10/01/12 (h)	5,000,000	5,469,985
		13,480,871

CONSUMER STAPLES: 1.5%
Diageo Capital PLC, 5.750%, 10/23/17	1,250,000	1,374,208
Estee Lauder Co., Inc., 6.000%, 01/15/12	1,599,000	1,709,820
Estee Lauder Co., Inc., 7.750%, 11/01/13	5,000,000	5,770,040
Kimberly-Clark Corp., 5.000%, 08/15/13	3,150,000	3,432,744
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	5,702,815
Kraft Foods, Inc., 6.125%, 08/23/18 (h)	2,000,000	2,125,028
PepsiCo, Inc., 5.150%, 05/15/12	2,000,000	2,171,464
PepsiCo, Inc., 5.000%, 06/01/18 (h)	5,000,000	5,361,785
		27,647,904

ENERGY: 1.3%
Baker Hughes, Inc., 7.500%, 11/15/18 (h)	2,230,000	2,728,193
ConocoPhillips, 5.200%, 05/15/18 (h)	2,850,000	3,025,463
Enbridge Energy Partners, LP, 4.750%, 06/01/13	2,000,000	2,037,152
ONEOK Partners LP, 8.625%, 03/01/19 (h)	3,775,000	4,513,952
Petrobras International Finance Co., 7.875%, 03/15/19	2,000,000	2,317,500
Statoil Hydro ASA, 144A, 5.125%, 04/30/14 (g)	3,000,000	3,268,254

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY, continued
StatoilHydro ASA, 5.250%, 04/15/19 (h)	$3,000,000	$3,249,135
XTO Energy, Inc., 5.650%, 04/01/16	3,000,000	3,139,731
		24,279,380

FINANCIALS: 3.9%
American Express Bank, FSB, 5.500%, 04/16/13 (h)	2,000,000	2,112,516
American Express Centurion Bank, 5.550%, 10/17/12	2,000,000	2,121,242
American Express Co., 7.000%, 03/19/18	1,000,000	1,101,853
American Express Travel, 144A, 5.250%, 11/21/11 (g)	2,000,000	2,066,976
American Honda Finance Corp., 3.750%, 03/16/11 (b)(US)	2,000,000	2,984,998
American Honda Finance Corp., 144A, 6.700%, 10/01/13 (g)	3,000,000	3,271,038
Bank of America Corp., 3.125%, 06/15/12 (h)	1,000,000	1,040,751
Bank of New York Mellon Corp., The, 4.300%, 05/15/14	4,000,000	4,240,232
BB&T Corp., 6.850%, 04/30/19 (h)	2,000,000	2,241,192
Bear Stearns Co. LLC, 6.950%, 08/10/12	2,000,000	2,227,824
Branch Banking & Trust Co./Wilson NC, 0.620%, 09/13/16	2,000,000	1,705,614
Calvert Social Investment Foundation, 3.000%, 12/15/09	3,000,000	3,000,000
CME Group, Inc., 5.750%, 02/15/14 (h)	2,000,000	2,191,020
Eaton Vance Corp., 6.500%, 10/02/17	4,000,000	4,326,868
Goldman Sachs Group, Inc., The, 7.350%, 10/01/09	1,000,000	1,000,000
Goldman Sachs Group, Inc., The, 5.450%, 11/01/12 (h)	2,000,000	2,143,470
Goldman Sachs Group, Inc., The, 5.350%, 01/15/16 (h)	3,350,000	3,464,570
JPMorgan Chase & Co., 5.125%, 09/15/14 (h)	2,000,000	2,085,896
JPMorgan Chase & Co., 3.700%, 01/20/15	2,000,000	1,984,722
Lincoln National Corp., 6.200%, 12/15/11 (h)	2,650,000	2,772,165
Merrill Lynch & Co., 6.875%, 04/25/18 (h)	2,000,000	2,106,798
Monumental Global Funding, Ltd., 144A, 0.674%, 01/25/13 (g)	2,000,000	1,732,724
Monumental Global Funding, Ltd., 144A, 5.500%, 04/22/13 (g)	2,000,000	2,045,440
National City Corp, 4.000%, 02/01/11 (h)	2,000,000	2,025,000
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,141,824
Principal Life Global Funding I, 144A, 6.250%, 02/15/12 (g)	2,000,000	2,095,690
Principal Life Income Funding Trust, 5.300%, 12/14/12 (h)	2,000,000	2,130,398
Prudential Financial, Inc., 4.750%, 04/01/14	3,000,000	3,013,812
Prudential Financial, Inc., 7.375%, 06/15/19 (h)	2,000,000	2,235,958
Toyota Motor Credit Corp., 4.625%, 02/01/11 (c)(US)	2,000,000	3,302,548
Toyota Motor Credit Corp., 0.000%, 01/18/15	2,000,000	1,976,780
Wilmington Trust Corp., 8.500%, 04/02/18	1,000,000	997,899
		73,887,818

HEALTH CARE: 1.0%
Biogen Idec, Inc., 6.875%, 03/01/18	2,500,000	2,749,013
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16 (h)	2,000,000	2,144,526

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE, continued
UnitedHealth Group, Inc., 4.875%, 02/15/13	$2,500,000	$2,600,438
UnitedHealth Group, Inc., 4.875%, 03/15/15 (h)	2,000,000	2,063,860
UnitedHealth Group, Inc., 6.000%, 02/15/18 (h)	2,500,000	2,631,435
WellPoint, Inc., 4.250%, 12/15/09	3,000,000	3,020,658
Wellpoint, Inc., 6.375%, 01/15/12	2,991,000	3,203,002
		18,412,932

INDUSTRIALS: 0.6%
Emerson Electric Co., 5.250%, 10/15/18	1,000,000	1,087,212
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,153,644
Pall Corp., 144A, 6.000%, 08/01/12 (g)	2,000,000	2,008,538
Ryder System, Inc., 6.000%, 03/01/13	2,000,000	2,104,378
Ryder System, Inc., 5.850%, 11/01/16 (h)	2,000,000	2,021,174
Union Pacific Corp., 5.700%, 08/15/18	2,000,000	2,161,112
		11,536,058

INFORMATION TECHNOLOGY: 1.7%
Cisco Systems, Inc., 5.500%, 02/22/16 (h)	4,400,000	4,851,651
Corning, Inc., 6.200%, 03/15/16	3,000,000	3,070,104
Fiserv, Inc., 6.125%, 11/20/12	6,000,000	6,507,666
Hewlett-Packard Co., 4.500%, 03/01/13 (h)	5,000,000	5,342,975
IBM International Group Capital LLC, 5.050%, 10/22/12	2,845,000	3,098,438
International Business Machines Corp., 5.700%, 09/14/17 (h)	5,000,000	5,519,300
Intuit, Inc., 5.400%, 03/15/12	3,500,000	3,675,389
		32,065,523

MATERIALS: 0.2%
Rio Tinto Finance USA, Ltd., 8.950%, 05/01/14	3,000,000	3,543,954

TELECOMMUNICATION SERVICES: 0.7%
America Movil SAB de CV, 9.000%, 01/15/16 (d)(e)(MX)	52,000,000	3,931,904
AT&T, Inc., 4.850%, 02/15/14 (h)	2,500,000	2,661,855
Telefonos de Mexico SAB de CV, 8.750%, 01/31/16 (d)(MX)	21,000,000	1,517,579
Verizon Communications, Inc., 5.500%, 04/01/17 (h)	2,000,000	2,134,594
Verizon Communications, Inc., 8.750%, 11/01/18	2,000,000	2,502,614
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	3,184,185
		15,932,731
UTILITIES: 0.2%
American Water Capital Corp., 6.085%, 10/15/17	3,000,000	3,165,339

TOTAL CORPORATE BONDS (Cost $209,803,038)		223,952,510

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS: 5.2%
FEDERAL FARM CREDIT BANK (AGENCY): 1.2%
3.950%, 03/04/13	$3,000,000	$3,045,633
5.250%, 01/08/14	4,000,000	4,053,496
5.180%, 10/01/14	3,000,000	3,120,963
5.230%, 10/15/14	4,000,000	4,167,164
3.850%, 02/11/15	4,000,000	4,180,884
5.500%, 08/22/19	1,900,000	2,110,307
5.500%, 08/17/20	1,500,000	1,531,522
		22,209,969

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 3.1%
4.875%, 11/15/11	6,000,000	6,483,690
5.000%, 12/15/11	4,850,000	4,897,661
5.375%, 09/07/12	5,000,000	5,219,745
5.000%, 09/14/12	2,500,000	2,731,883
4.110%, 09/27/13	4,000,000	4,291,668
5.270%, 01/22/14	1,915,000	1,945,209
5.250%, 03/26/14	5,000,000	5,120,815
5.210%, 10/06/14	3,000,000	3,132,813
5.000%, 11/05/14	4,000,000	4,017,044
5.100%, 11/19/14	4,000,000	4,024,528
4.600%, 01/14/15	4,000,000	4,045,904
4.000%, 01/28/15	4,000,000	4,124,164
3.750%, 09/03/15	2,000,000	2,022,360
5.125%, 12/13/17	3,500,000	3,623,116
5.000%, 03/28/18	4,050,000	4,132,489
		59,813,089

FANNIE MAE (AGENCY): 0.9%
4.750%, 04/19/10	3,000,000	3,069,612
4.550%, 01/04/13	4,000,000	4,039,296
4.000%, 01/28/13 (h)	7,000,000	7,465,850
4.000%, 04/02/13	3,000,000	3,204,315
		17,779,073

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $96,580,936)		99,802,131

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
GOVERNMENT BONDS: 0.6%
Private Export Funding Corp., 4.974%, 08/15/13	$2,000,000	$2,198,790
US Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,229,380
US Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,384,590

TOTAL GOVERNMENT BONDS
(Cost $10,014,911)		10,812,760

MUNICIPAL BONDS: 2.5%
Chicago Illinois, 5.250%, 01/01/17	4,000,000	4,655,000
Florida State Board of Education, 5.250%, 06/01/16	1,180,000	1,382,523
Florida State Board of Education, 5.000%, 06/01/16	3,050,000	3,488,377
Georgia State, 5.000%, 05/01/23	2,000,000	2,337,900
Illinois State Toll Highway Authority, 5.000%, 01/01/23	4,000,000	4,335,280
Illinois State Toll Highway Authority, Series A-1, 5.000%, 01/01/23	2,000,000	2,163,620
Massachusetts Bay Transportation Authority, 5.250%, 07/01/14	3,185,000	3,688,166
Massachusetts State, 5.000%, 09/01/14	2,000,000	2,302,220
Massachusetts Water Resource Authority, 5.000%, 08/01/23	2,450,000	2,792,584
Massachusetts Water Resource Authority, 5.000%, 08/01/26	2,560,000	2,871,885
Metropolitan Washington DC Airport Authority, 4.625%, 10/01/24	3,000,000	3,147,330
Pennsylvania Convention Center, 4.920%, 09/01/10	2,000,000	2,005,700
Pennsylvania State Turnpike Commission, 6.700%, 06/01/18	4,815,000	5,129,757
Portland Oregon Urban Renewal & Redevelopment, 6.031%, 06/15/18	3,800,000	4,107,572
San Diego County California Pension Obligation, 5.728%, 08/15/17	3,000,000	3,196,500

TOTAL MUNICIPAL BONDS
(Cost $45,458,953)		47,604,414

U.S. TREASURY NOTES: 1.6%
2.875%, 06/30/10 (h)	5,000,000	5,096,680
2.375%, 08/31/10 (TIPS)(h)	3,000,000	3,055,080
3.375%, 06/30/13 (h)	1,000,000	1,058,829
1.875%, 07/15/13 (h)	2,345,180	2,425,796
3.125%, 08/31/13 (h)	5,000,000	5,241,800
3.125%, 09/30/13 (TIPS)(h)	3,000,000	3,144,612
2.750%, 10/31/13 (h)	7,000,000	7,226,408
2.000%, 01/15/14 (h)	3,496,620	3,625,558

TOTAL U.S. TREASURY NOTES
(Cost $29,943,022)		30,874,763

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES: 4.5%
U.S. GOVERNMENT MORTGAGE-BACKED: 4.3%
GINNIE MAE (MORTGAGE BACKED): 0.7%
6.000%, 02/15/19	$410,124	$440,339
6.000%, 05/15/21	974,709	1,045,147
6.000%, 07/15/21	198,346	212,679
6.500%, 12/15/21	573,647	615,092
6.000%, 02/15/22	2,156,391	2,310,849
6.000%, 08/15/35	2,370,585	2,515,413
6.000%, 05/20/36	879,517	933,816
6.000%, 04/15/37	724,284	766,383
6.000%, 01/15/38	2,471,724	2,615,006
6.000%, 01/15/38	1,873,208	1,981,795
		13,436,519

FREDDIE MAC (MORTGAGE-BACKED): 1.0%
4.000%, 04/01/10	880,266	889,911
4.000%, 05/01/14	1,015,841	1,044,920
5.000%, 08/01/18	2,046,932	2,180,143
4.500%, 09/01/18	808,198	853,999
4.000%, 09/01/18	470,753	490,663
5.500%, 10/01/18	450,457	483,150
5.500%, 10/01/18	338,030	362,564
5.000%, 10/01/18	772,794	822,845
5.000%, 11/01/18	316,254	336,737
5.000%, 11/01/18	390,324	415,603
5.633%, 05/01/36	580,007	611,362
5.914%, 04/01/37	2,587,187	2,758,657
6.750%, 09/01/37	947,745	997,195
6.455%, 10/01/37	1,824,295	1,921,572
5.500%, 03/01/38	1,740,911	1,824,957
5.000%, 05/01/38	1,862,853	1,928,025
		17,922,303

FANNIE MAE (MORTGAGE BACKED): 2.6%
4.000%, 09/01/10	577,488	584,713
5.500%, 11/01/11	108,335	109,610
5.000%, 01/01/14	645,649	670,288
5.000%, 02/01/14	434,882	451,640
5.000%, 04/01/18	2,065,027	2,194,253
4.500%, 07/01/18	2,344,334	2,477,187
3.500%, 09/01/18	1,147,695	1,144,232
3.500%, 10/01/18	115,732	115,383
3.500%, 10/01/18	846,568	844,014

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE (MORTGAGE-BACKED), continued
5.000%, 11/01/18	$91,334	$97,050
5.000%, 11/01/18	422,653	449,102
5.000%, 11/01/18	615,644	654,170
5.000%, 02/01/19	1,563,151	1,657,062
4.500%, 11/01/19	1,418,345	1,494,290
5.000%, 01/01/20	1,287,852	1,365,224
5.000%, 03/01/20	1,025,150	1,084,176
4.000%, 08/01/20	4,380,760	4,470,214
5.000%, 10/01/20	2,055,936	2,174,313
5.000%, 10/01/23	1,282,110	1,344,506
4.500%, 01/01/25	1,251,772	1,292,536
8.000%, 05/01/30	55,233	62,636
6.000%, 09/25/30	3,250,000	3,429,508
6.500%, 06/01/32	360,473	389,044
5.140%, 12/01/33	675,023	699,008
5.580%, 12/01/33	348,877	362,012
6.000%, 02/01/34	1,311,529	1,393,786
2.555%, 05/01/34	2,470,216	2,504,556
4.259%, 01/01/35	2,393,965	2,472,215
3.776%, 03/01/35	1,587,227	1,575,624
4.637%, 06/01/35	1,035,000	1,079,509
6.000%, 04/01/36	93,802	99,275
6.000%, 04/01/36	519,174	549,464
5.368%, 05/01/36	1,998,075	2,091,255
5.546%, 06/01/37	2,452,964	2,580,162
6.000%, 01/25/41	5,795,759	6,120,689
		50,082,706

COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	2,000,000	1,956,702
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	1,949,582
		3,906,284

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $81,927,903)		85,347,812

TOTAL BONDS
(Cost $473,728,763)		498,394,390

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
CERTIFICATES OF DEPOSIT: 0.0%
Hope Community Credit Union, 2.250%, 05/07/10	$100,000	$100,000
South Shore Bank, 1.710%, 10/09/09	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $600,000)		600,000

MONEY MARKET SHARES: 0.1%
Self Help Money Market Fund (Cost $1,000,000)	1,000,000	1,000,000

TIME DEPOSIT: 0.4%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/09	$8,694,000	8,694,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $8,694,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 27.1%
State Street Navigator Securities Lending Prime Portfolio, 0.350% (Cost $516,292,467)	516,292,467	516,292,467

TOTAL INVESTMENTS: 126.7% (Cost $2,297,781,946)		2,413,529,113

Payable upon return of securities loaned - (Net): -27.1%		(516,292,467)

Other assets and liabilities - (Net): 0.4%		8,435,361

Net Assets: 100.0%		$1,905,672,007

(a)          Non income producing security.

(b)         Principal amount is in Euro dollars; value is in U.S. dollars.

(c)          Principal amount is in Great British pounds; value is in U.S. dollars.

(d)         Principal amount is in Mexican pesos; value is in U.S. dollars.

(e)          Illiquid security.

(f)            Security or partial position of this security has been segregated by the custodian to cover options contracts.

(g)         Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(h)         Security or partial position of this security was on loan as of September 30, 2009. The total market value of securities on loan as of September 30, 2009 was $502,719,817.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

MX - Mexico

US - United States

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
CME Group, Inc., expires December 2009, exercise price $340.00	100	$(113,900)
CME Group, Inc., expires December 2009, exercise price $400.00	100	(24,000)
Gamestop Corp., expires January 2010, exercise price $30.00	300	(40,500)
Intel Corp., expires January 2010, exercise price $20.00	1,750	(194,250)
Macy’s, Inc., expires February 2010, exercise price $20.00	600	(99,000)
Microsoft Corp., expires January 2010, exercise price $25.00	1,000	(191,000)
QUALCOMM, Inc., expires January 2010, exercise price $50.00	1,700	(176,800)
Research in Motion, Ltd., expires March 2010, exercise price $85.00	700	(252,700)
Research in Motion, Ltd., expires January 2010, exercise price $100.00	200	(14,400)
Target Corp., expires January 2010, exercise price $45.00	100	(41,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $1,299,105)		$(1,147,550)

PUTS:
American Express Co., expires January 2011, exercise price $20.00	300	$(52,500)
American Tower Corp., expires January 2010, exercise price $27.50	200	(8,000)
Amgen, Inc., expires January 2010, exercise price $40.00	125	(3,250)
Bank of New York Mellon Corp., The, expires January 2010, exercise price $20.00	400	(10,000)
CME Group, Inc., expires January 2010, exercise price $195.00	100	(24,000)
Gamestop Corp., expires January 2010, exercise price $17.50	300	(7,500)
Gilead Sciences, Inc., expires January 2010, exercise price $40.00	100	(10,000)
Google, Inc., expires December 2009, exercise price $340.00	200	(18,000)
Johnson & Johnson, expires January 2011, exercise price $50.00	200	(47,000)
Kraft Foods, Inc., expires March 2010, exercise price $25.00	300	(45,600)
Microsoft Corp., expires January 2011, exercise price $17.50	300	(29,700)

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
SCHEDULE OF WRITTEN OPTIONS, continued
PUTS, continued
Mylan, Inc., expires January 2010, exercise price $10.00	100	$(1,000)
Netflix.com, Inc., expires March 2010, exercise price $32.50	50	(6,250)
Netflix.com, Inc., expires January 2010, exercise price $35.00	100	(10,000)
PepsiCo, Inc., expires January 2011, exercise price $45.00	200	(44,000)
Procter & Gamble Co., The, expires January 2010, exercise price $45.00	100	(2,500)
Procter & Gamble Co., The, expires January 2011, exercise price $45.00	300	(72,000)
Target Corp., expires January 2011, exercise price $22.50	200	(15,000)
United States Natural Gas Fund, expires January 2010, exercise price $11.00	600	(63,000)
Verizon Communications, Inc., expires January 2010, exercise price $25.00	200	(7,000)
Verizon Communications, Inc., expires January 2011, exercise price $20.00	300	(33,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,282,488)		$(509,300)

Schedule of Investments (Unaudited)
Pax World Growth Fund	September 30, 2009

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 97.3%
CONSUMER DISCRETIONARY: 10.1%
Amazon.com, Inc. (a)	10,750	$1,003,620
Best Buy Co., Inc.	23,250	872,340
BorgWarner, Inc.	28,500	862,410
Darden Restaurants, Inc.	31,000	1,058,030
Lowe’s Cos., Inc.	65,783	1,377,496
Macy’s, Inc. (c)	67,000	1,225,430
Nike, Inc., Class B	23,460	1,517,862
TJX Cos., Inc.	32,792	1,218,223
		9,135,411

CONSUMER STAPLES: 8.5%
Chattem, Inc. (a)(d)	14,750	979,548
CVS Caremark Corp.	34,000	1,215,160
General Mills, Inc.	29,000	1,867,020
PepsiCo, Inc.	25,680	1,506,389
Procter & Gamble Co., The (c)	14,750	854,320
Whole Foods Market, Inc. (a)(d)	41,000	1,250,090
		7,672,527

ENERGY: 7.6%
Baker Hughes, Inc.	30,000	1,279,800
Devon Energy Corp.	16,144	1,086,976
Lufkin Industries, Inc.	12,667	673,631
Noble Corp.	31,000	1,176,760
Petroleo Brasileiro SA, ADR	32,500	1,491,750
StatoilHydro ASA, ADR	53,500	1,205,890
		6,914,807

FINANCIALS: 7.7%
Bank of America Corp.	55,500	939,060
CB Richard Ellis Group, Inc., Class A (a)	69,500	815,930
Credit Suisse Group AG, ADR	15,000	834,750
Digital Realty Trust, Inc., REIT	10,600	484,526
JPMorgan Chase & Co.	29,125	1,276,258
Northern Trust Corp.	14,250	828,780
State Street Corp.	14,834	780,268
Tower Group, Inc.	42,710	1,041,697
		7,001,269

HEALTH CARE: 12.1%
Baxter International, Inc.	16,750	954,918
Catalyst Health Solutions, Inc. (a)	27,500	801,625
Celgene Corp. (a)	18,250	1,020,175

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Express Scripts, Inc. (a)	9,750	$756,405
Gen-Probe, Inc. (a)	10,750	445,480
Gilead Sciences, Inc. (a)	33,503	1,560,570
King Pharmaceuticals, Inc. (a)	60,000	646,200
Pharmaceutical Product Development, Inc.	40,747	893,989
St. Jude Medical, Inc. (a)	21,250	828,963
Teva Pharmaceutical Industries, Ltd., ADR	26,000	1,314,560
Thermo Fisher Scientific, Inc. (a)	40,212	1,756,058
		10,978,943

INDUSTRIALS: 12.3%
Cummins, Inc.	20,500	918,605
Expeditors International of Washington,Inc	44,100	1,550,115
Landstar System, Inc.	19,000	723,140
Pall Corp.	31,125	1,004,715
Quanta Services, Inc. (a)	50,700	1,121,991
Roper Industries, Inc.	21,500	1,096,070
Terex Corp. (a)	57,000	1,181,610
Union Pacific Corp. (c)	20,750	1,210,763
United Parcel Service, Inc., Class B	24,251	1,369,454
UTi Worldwide, Inc. (a)	62,000	897,760
		11,074,223

INFORMATION TECHNOLOGY: 31.2% (b)
Adobe Systems, Inc. (a)	40,000	1,321,600
Agilent Technologies, Inc. (a)	32,500	904,475
ASML Holding NV	56,000	1,655,920
BMC Software, Inc. (a)	21,250	797,513
Brocade Communications Systems, Inc. (a)	108,000	848,880
Cisco Systems, Inc. (a)(c)	69,000	1,624,260
Citrix Systems, Inc. (a)	36,000	1,412,280
Cognizant Technology Solutions, Class A (a)	44,000	1,701,040
EMC Corp. (a)	51,000	869,040
Google, Inc., Class A (a)(c)	4,450	2,206,533
HTC Corp.	41,932	460,433
Intel Corp.	80,500	1,575,385
International Business Machines Corp.	19,867	2,376,292
Itron, Inc. (a)	10,500	673,470
Juniper Networks, Inc. (a)	27,500	743,050
Microsoft Corp.	34,751	899,703
NetApp, Inc. (a)	49,500	1,320,660
Nuance Communications, Inc. (a)	63,500	949,960
QUALCOMM, Inc.	34,500	1,551,810

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Salesforce.com, Inc. (a)	15,500	$882,415
SolarWinds, Inc. (a)	21,500	473,645
Sybase, Inc. (a)	23,000	894,700
Texas Instruments, Inc.	58,000	1,374,020
Trimble Navigation, Ltd. (a)	27,625	660,513
		28,177,597

MATERIALS: 5.4%
Airgas, Inc.	33,543	1,622,475
Nucor Corp.	13,500	634,635
Rio Tinto PLC, ADR	4,500	766,305
Syngenta AG, ADR	22,400	1,029,280
Wacker Chemie AG	5,370	837,603
		4,890,298

TELECOMMUNICATION SERVICES: 1.5%
Vodafone Group PLC, ADR	59,838	1,346,354

UTILITIES: 0.9%
American Water Works Co., Inc.	38,904	775,745

TOTAL COMMON STOCKS (Cost $82,614,028)		87,967,174

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 2.5%
State Street Navigator Securities Lending Prime Portfolio, 0.35% (Cost $2,232,973)	2,232,973	2,232,973

TOTAL INVESTMENTS: 99.8% (Cost $84,847,001)		90,200,147

Payable upon return of securities loaned - (Net): -2.5%		(2,232,973)

Other assets and liabilities - (Net): 2.7%		2,453,542

Net Assets: 100.0%		$90,420,716

(a)          Non-income producing security.

(b)         Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.  Fund meets diversification requirements.

(c)          Security or partial position of this security has been segregated by the custodian to cover options contracts.

(d)         Security or partial position of this security was on loan as of September 30, 2009. The total market value of securities on loan as of September 30, 2009 was $2,207,308.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Google, Inc., expires January 2011, exercise price $750.00	3	$(2,640)
Macy’s, Inc., expires February 2010, exercise price $20.00	50	(8,250)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $6,991)		$(10,890)

PUTS:
Johnson & Johnson, expires January 2011, exercise price $50.00	30	$(7,050)
Procter & Gamble Co., The, expires January 2011, exercise price $45.00	30	(7,200)
Union Pacific Corp., expires January 2010, exercise price $45.00	15	(900)
United State Natural Gas Fund, expires January 2011, exercise price $10.00	60	(10,800)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $32,295)		$(25,950)

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	September 30, 2009

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCK: 84.5%
CONSUMER DISCRETIONARY: 7.2%
GameStop Corp., Class A (a)	3,500	$92,645
Nobel Learning Communities, Inc. (a)	7,600	71,288
PetMed Express, Inc.	2,000	37,700
		201,633
CONSUMER STAPLES: 5.6%
Alberto-Culver Co.	2,000	55,360
Chattem, Inc. (a)	1,000	66,410
Hansen Natural Corp. (a)	1,000	36,740
		158,510
ENERGY: 7.0%
Allis-Chalmers Energy, Inc. (a)	15,000	65,400
Atlas Energy, Inc.	1,740	47,102
Core Laboratories NV	300	30,927
Exterran Holdings, Inc. (a)	1,000	23,740
Helix Energy Solutions Group, Inc. (a)	2,000	29,960
		197,129
FINANCIALS: 24.6%
American Physicians Capital, Inc.	2,233	64,333
American Physicians Service Group, Inc.	2,700	62,208
Amtrust Financial Services, Inc.	4,000	45,640
Capital Southwest Corp.	1,400	107,450
Danvers Bancorp, Inc.	2,200	29,898
ESSA Bancorp, Inc.	1,700	22,457
Government Properties Income Trust, REIT (a)	1,500	36,015
Janus Capital Group, Inc.	2,000	28,360
National Financial Partners Corp.	8,000	69,760
optionsXpress Holdings, Inc.	4,000	69,120
ProAssurance Corp. (a)	600	31,314
Tower Group, Inc.	3,278	79,950
United Financial Bancorp, Inc.	3,500	40,530
Waddell & Reed Financial, Inc.	100	2,845
Westwood Holdings Group, Inc.	100	3,470
		693,350
HEALTH CARE: 15.7%
Align Technology, Inc. (a)	5,000	71,100
CardioNet, Inc. (a)	6,200	41,664
Gen-Probe, Inc. (a)	1,000	41,440
Home Diagnostics, Inc. (a)	14,593	98,649
King Pharmaceuticals, Inc. (a)	6,000	64,620
Natus Medical, Inc. (a)	4,361	67,290
Rigel Pharmaceuticals, Inc. (a)	3,000	24,600
Techne Corp.	400	25,020

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCK, continued
HEALTH CARE, continued
Transcend Services, Inc. (a)	500	$8,735
		443,118
INDUSTRIALS: 0.8%
Lindsay Corp.	600	23,628

INFORMATION TECHNOLOGY: 19.3%
Airvana, Inc. (a)	10,193	69,007
CEVA, Inc. (a)	2,865	30,799
Cogent, Inc. (a)	8,500	85,850
ICx Technologies, Inc. (a)	12,617	74,693
Internet Capital Group, Inc. (a)	6,529	54,582
Nuance Communications, Inc. (a)	6,000	89,759
TheStreet.com, Inc.	29,990	86,971
VASCO Data Security International, Inc. (a)	7,000	51,940
		543,601
MATERIALS: 1.2%
Gammon Gold, Inc. (a)	4,000	34,040

TELECOMMUNICATION SERVICES: 2.1%
Leap Wireless International, Inc. (a)	3,000	58,650

UTILITIES: 1.0%
American Water Works Co., Inc.	1,400	27,916

TOTAL COMMON STOCKS (Cost $2,210,431)		2,381,575

EXCHANGE TRADED FUNDS: 3.8%
SPDR Gold Trust (a)	500	49,425
United States Natural Gas Fund (a)	5,000	58,700

TOTAL EXCHANGE TRADED FUNDS (Cost $98,803)		108,125

TOTAL INVESTMENTS: 88.3% (Cost $2,309,234)		2,489,700

Other assets and liabilities - (Net): 11.7%		330,092

Net Assets: 100.0%		$2,819,792

(a)   Non-income producing security.

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World International Fund	September 30, 2009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 93.9%
COMMON STOCKS: 93.3%
AUSTRALIA: 4.7%
CSL, Ltd.	3,687	$108,834
National Australia Bank, Ltd.	3,520	95,520
Sims Metal Management, Ltd.	3,094	62,315
		266,669

AUSTRIA: 1.0%
OMV AG	1,400	56,482

BELGUIM: 2.0%
Anheuser-Busch InBev NV (a)	2,429	110,917

BRAZIL: 2.2%
Companhia Siderurgica Nacional SA, ADR	1,500	45,900
Petroleo Brasileiro SA, ADR	1,662	76,286
		122,186

CHILE: 0.5%
Banco de Chile, ADR	558	26,505

CHINA: 0.7%
Suntech Power Holdings Co., Ltd., ADR (a)	2,506	38,091

FINLAND: 2.2%
Fortum Oyj	4,911	125,908

FRANCE: 5.9%
CGG-Veritas, ADR (a)	1,549	36,247
L’Oreal SA	963	95,755
Neopost SA	700	62,823
Veolia Environnement, ADR	2,032	78,212
Vinci SA	995	56,290
		329,327

GERMANY: 7.4%
Deutsche Bank AG	840	64,487
Fresenius Medical Care AG & Co., ADR	2,369	117,834
Linde AG	454	49,216
Metro AG	1,969	111,364
Wacker Chemie AG	489	76,273
		419,174

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
GREAT BRITAIN: 13.4%
BG Group PLC	6,120	$106,316
Game Group PLC	28,385	72,446
HSBC Holdings PLC, ADR	888	50,927
ICAP PLC	14,230	96,129
Pennon Group PLC	8,630	65,595
Rio Tinto PLC, ADR	572	97,406
Sage Group PLC, The	14,700	54,832
Spectris PLC	4,100	46,293
Standard Chartered PLC	2,094	51,603
Vodafone Group PLC, ADR	4,921	110,722
		752,269

GREECE: 2.7%
Diana Shipping, Inc.	4,104	53,352
National Bank of Greece SA (a)	2,771	99,346
		152,698

HONG KONG: 1.0%
Sun Hung Kai Properties, Ltd.	4,000	59,045

IRELAND: 0.8%
Kingspan Group PLC	5,067	46,417

ISRAEL: 2.2%
Teva Pharmaceutical Industries, Ltd., ADR	2,445	123,619

JAPAN: 20.4%
Canon, Inc., ADR	1,035	41,390
Central Japan Railway Co.	16	114,967
Daiseki Co., Ltd.	2,800	55,211
Eisai Co., Ltd.	3,300	124,258
Honda Motor Co, Ltd., ADR	3,449	104,539
Horiba, Ltd.	1,500	38,935
Kao Corp.	4,900	121,183
Komatsu, Ltd.	4,500	84,320
Kurita Water Industries, Ltd.	1,200	43,046
Mizuho Financial Group, Inc.	66,700	132,263
Nippon Building Fund, Inc., REIT	15	133,848
Nippon Electric Glass Co., Ltd.	6,000	54,743
Tokuyama Corp.	7,000	51,312
Yamatake Corp.	2,100	47,257
		1,147,272

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCK, continued
LUXEMBOURG: 1.2%
Tenaris SA, ADR	1,830	$65,185

MEXICO: 1.8%
America Movil SAB de CV, ADR	1,357	59,477
Empresas ICA SAB de CV, ADR (a)	4,600	43,424
		102,901

NETHERLANDS: 3.6%
Koninklijke (Royal) KPN NV	6,617	109,756
Reed Elsevier NV, ADR	4,043	91,372
		201,128

NORWAY: 2.9%
StatoilHydro ASA, ADR	7,157	161,319

PORTUGAL: 1.0%
Portugal Telecom SGPS SA, ADR	5,230	55,490

SINGAPORE: 2.1%
Hyflux, Ltd.	29,000	62,791
Raffles Education Corp., Ltd.	148,000	53,583
		116,374

SPAIN: 2.3%
Banco Bilbao Vizcaya Argentaria SA, ADR	4,496	80,209
Gamesa Corp. Tecnologica SA	2,087	46,757
		126,966

SWEDEN: 1.9%
Hennes & Mauritz AB	1,922	107,936

SWITZERLAND: 5.8%
Credit Suisse Group AG, ADR	803	44,687
Roche Holding AG	1,090	176,180
Syngenta AG, ADR	2,324	106,788
		327,655

TAIWAN: 0.7%
Taiwan Semiconductor, ADR	3,537	38,766

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
TURKEY: 2.9%
Turkcell Iletisim Hizmet AS, ADR	3,455	$61,741
Turkiye Halk Bankasi AS	18,523	109,840
		171,581

TOTAL COMMON STOCKS (Cost $4,711,133)		5,251,880

PREFERRED STOCK: 0.6%
GREECE: 0.6%
National Bank of Greece SA, 9.000%	1,400	33,922

TOTAL PREFERRED STOCK (Cost $29,334)		33,922

TOTAL STOCKS (Cost $4,740,467)		5,285,802

EXCHANGE TRADED FUNDS: 6.1%
CurrencyShares Australian Dollar Trust	493	43,601
CurrencyShares Japanese Yen Trust (a)	982	108,688
PowerShares DB Commodity Index Tracking Fund (a)	4,339	95,718
SPDR Gold Trust (a)	966	95,489

TOTAL EXCHANGE TRADED FUNDS (Cost $324,630)		343,496

TOTAL INVESTMENTS: 100.0% (Cost $5,065,097)		5,629,298

Other assets and liabilities - (Net): 0.0%		(2,430)

Net Assets: 100.0%		$5,626,868

(a) Non-income producing security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$429,876	7.6%
CONSUMER STAPLES	439,219	7.8%
ENERGY	501,834	8.9%
FINANCIALS	1,044,410	18.6%
HEALTH CARE	650,725	11.6%
INDUSTRIALS	581,875	10.3%
INFORMATION TECHNOLOGY	385,038	6.8%
MATERIALS	489,210	8.7%
TELECOMMUNICATIONS SERVICES	397,188	7.1%
UTILITIES	332,505	5.9%
PREFERRED STOCK	33,922	0.6%
EXCHANGE TRADED FUNDS	343,496	6.1%
Other assets and liabilities - (Net)	(2,430)	0.0%
TOTAL	$5,626,868	100.0%

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
PREFERRED STOCKS: 1.4%
PREFERRED BANKING: 1.0%
National Bank of Greece SA, 9.000%	143,329	$3,472,862

REAL ESTATE: 0.4%
Health Care REIT, Inc., 7.625%	67,700	1,603,813

TOTAL PREFERRED STOCKS (Cost $4,962,989)		5,076,675

CORPORATE BONDS: 95.5%
BASIC INDUSTRY: 1.2%
PE Paper Escrow GmbH, 144A, 12.000%, 08/01/14 (a)(f)	$4,000,000	4,327,924

BROKERAGE: 1.8%
LaBranche & Co., Inc., 11.000%, 05/15/12	6,500,000	6,305,000

CAPITAL GOODS: 3.1%
American Railcar Industries, Inc., 7.500%, 03/01/14	5,250,000	4,908,750
Interline Brands, Inc., 8.125%, 06/15/14	941,000	926,885
Solo Cup Co., 8.500%, 02/15/14 (f)	4,999,000	4,799,040
Solo Cup Co., 144A, 10.500%, 11/01/13 (a)	250,000	266,250
		10,900,925

CONSUMER CYCLICAL: 12.3%
Brown Shoe Co., Inc., 8.750%, 05/01/12	4,000,000	3,950,000
Human Touch LLC, 144A, 15.000%, 03/30/14 (a)(b)(e)(f)	266,337	66,584
Leslie’s Poolmart, Inc., 7.750%, 02/01/13	5,300,000	5,326,500
Levi Strauss & Co., 9.750%, 01/15/15 (f)	5,200,000	5,434,000
Perry Ellis International, Inc., 8.875%, 09/15/13	6,000,000	5,820,000
Quicksilver, Inc., 6.875%, 04/15/15 (f)	6,650,000	5,004,125
Sally Holdings LLC/Capital, Inc., 10.500%, 11/15/16 (f)	6,000,000	6,285,000
Susser Holdings & Finance Corp., 10.625%, 12/15/13	4,000,000	4,150,000
Vitamin Shoppe Industries, Inc., 7.940%, 11/15/12	5,000,000	5,025,000
Wallace Theater Holdings, Inc., 144A, 12.500%, 06/15/13 (a)	2,500,000	2,512,500
		43,573,709

CONSUMER NON-CYCLICAL: 11.8%
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15	1,250,000	1,325,000
Chiquita Brands International, Inc., 8.875%, 12/01/15 (f)	5,000,000	5,175,000
Da-Lite Screen Co., Inc., 9.500%, 05/15/11 (b)	4,800,000	4,392,000
Dean Holding Co., 6.900%, 10/15/17	1,000,000	945,000
Dole Food Company, Inc., 144A, 13.875%, 03/15/14 (a)	5,905,000	6,953,138
Easton-Bell Sports, Inc., 8.375%, 10/01/12	6,125,000	5,696,250

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
CONSUMER NON-CYCLICAL, continued
Foodcorp, Ltd., 144A, 8.875%, 06/15/12 (a)(c)(SA)	$3,889,000	$5,349,506
Rathgibson, Inc., 11.250%, 02/15/14 (b)	1,745,000	654,375
Stater Brothers Holdings, 7.750%, 04/15/15	5,500,000	5,362,500
Supervalu, Inc., 8.000%, 05/01/16 (f)	5,500,000	5,720,000
WII Components, Inc., 10.000%, 02/15/12 (b)	1,175,000	534,625
		42,107,394

ENERGY: 10.3%
Allis-Chalmers Energy, Inc., 9.000%, 01/15/14	4,000,000	3,280,000
Atlas Energy Operating Co., 12.125%, 08/01/17	5,000,000	5,412,500
Compagnie Generale de Geophysique SA, 7.500%, 05/15/15 (f)	3,980,000	3,980,000
Denbury Resources, Inc., 9.750%, 03/01/16 (f)	1,100,000	1,174,250
Forest Oil Corp., 7.250%, 06/15/19 (f)	1,750,000	1,645,000
Forest Oil Corp., 144A , 8.500%, 02/15/14 (a)	3,500,000	3,543,750
Helix Energy Solutions Group, Inc., 144A, 9.500%, 01/15/16 (a)	1,500,000	1,507,500
LPG International, Inc., 7.250%, 12/20/15	2,120,000	2,252,500
Penn Virginia Corp , 10.375%, 06/15/16	4,000,000	4,340,000
PHI, Inc., 7.125%, 04/15/13	5,400,000	5,096,250
Range Resources Corp., 7.500%, 05/15/16	3,500,000	3,517,500
SESI LLC, 6.875%, 06/01/14	750,000	720,000
		36,469,250

MEDIA: 9.0%
Gannett Co., Inc., 144A, 8.750%, 11/15/14 (a)	4,000,000	3,940,000
Kabel Deutschland GmbH, 10.625%, 07/01/14	3,000,000	3,172,500
Nielsen Finance LLC, 11.500%, 05/01/16 (f)	5,500,000	5,802,500
Valassis Communications, Inc., 8.250%, 03/01/15 (f)	6,750,000	6,083,438
Virgin Media Finance PLC, 8.750%, 04/15/14 (c)(GB)	3,500,000	5,300,982
Virgin Media Finance PLC, 9.500%, 08/15/16	1,000,000	1,057,500
WMG Acquisition Corp., 144A, 9.500%, 06/15/16 (a)	6,410,000	6,794,600
		32,151,520

REAL ESTATE: 1.1%
Agile Property Holdings, Ltd., 144A, 9.000%, 09/22/13 (a)	4,000,000	3,940,000

SERVICES CYCLICAL: 12.5%
Cardtronics, Inc., 9.250%, 08/15/13	485,000	491,063
Cardtronics, Inc., Series B, 9.250%, 08/15/13	5,255,000	5,320,688
Corporacion GEO SAB de CV, 144A, 8.875%, 09/25/14 (a)(f)	500,000	527,500
Desarrolladora Homex SAB de CV, 7.500%, 09/28/15 (f)	5,000,000	4,937,500
Expedia, Inc., 7.456%, 08/15/18	3,000,000	3,195,000
FTI Consulting, Inc., 7.750%, 10/01/16	3,110,000	3,110,000
Knowledge Learning Corp., Inc., 144A, 7.750%, 02/01/15 (a)	4,750,000	4,607,500

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
SERVICES CYCLICAL, continued
Mobile Mini, Inc., 9.750%, 08/01/14	$6,000,000	$6,135,000
Ship Finance International, Ltd., 8.500%, 12/15/13	6,000,000	5,752,500
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14 (f)	500,000	526,250
Stream Global Services, Inc., 144A, 11.250%, 10/01/14 (a)	3,500,000	3,342,500
Ultrapetrol Bahamas, Ltd., 9.000%, 11/24/14	2,300,000	2,029,750
Urbi Desarrollos Urbanos SA, 144A, 8.500%, 04/19/16 (a)	4,500,000	4,477,500
		44,452,751

SERVICES NON-CYCLICAL: 11.0%
Alliance HealthCare Services, Inc., 7.250%, 12/15/12	3,500,000	3,395,000
Biomet, Inc., 10.000%, 10/15/17	1,500,000	1,605,000
Biomet, Inc., 11.625%, 10/15/17 (f)	5,000,000	5,475,000
Community Health Systems, Inc., 8.875%, 07/15/15 (f)	4,500,000	4,623,750
Fresenius US Finance II, Inc., 144A, 9.000%, 07/15/15 (a)(f)	250,000	273,750
Hanger Orthopedic Group, Inc., 10.250%, 06/01/14	4,510,000	4,803,150
HCA, Inc., 9.250%, 11/15/16 (f)	5,000,000	5,181,250
HCA, Inc., 144A, 9.875%, 02/15/17 (a)	250,000	266,250
Health Management Association, Inc., 6.125%, 04/15/16	4,000,000	3,740,000
Universal Hospital Services, Inc., 4.635%, 06/01/15 (f)	4,500,000	3,836,250
US Oncology, Inc., 10.750%, 08/15/14 (f)	5,560,000	5,838,000
		39,037,400

TECHNOLOGY & ELECTRONICS: 1.4%
Seagate Technology International, 144A, 10.000%, 05/01/14 (a)(f)	4,500,000	4,938,750

TELECOMMUNICATIONS: 19.4%
Alestra SA, 144A, 11.750%, 08/11/14 (a)(f)	1,700,000	1,887,000
America Movil SAB de CV, 9.000%, 01/15/16 (b)(d)(MX)	25,000,000	1,890,339
Axtel SAB de CV, 144A, 9.000%, 09/22/19 (a)	500,000	510,000
Digicel Group Ltd., 144A, 12.000%, 04/01/14 (a)(f)	6,000,000	6,720,000
Digicel, Ltd., 144A, 9.250%, 09/01/12 (a)	1,000,000	1,020,000
Dycom Investments, Inc., 8.125%, 10/15/15 (b)	4,056,000	3,711,240
Global Crossing, Ltd.,144A, 12.000%, 09/15/15 (a)	6,250,000	6,593,750
Maxcom Telecomunicacione SA, 11.000%, 12/15/14	4,500,000	4,511,250
MetroPCS Wireless, Inc., 9.250%, 11/01/14 (f)	5,000,000	5,137,500
Millicom International Cellular SA, 10.000%, 12/01/13 (f)	4,712,000	4,912,260
NII Capital Corp., 144A, 10.000%, 08/15/16 (a)	4,000,000	4,180,000
Nordic Telephone Co. Holdings ApS, 144A, 8.875%, 05/01/16 (a)	5,050,000	5,252,000
Qwest Communications International, Inc., 7.500%, 02/15/14 (f)	3,000,000	2,977,500
Qwest Communications International, Inc., 144A, 8.000%, 10/01/15 (a)(f)	4,000,000	4,015,000
Wind Acquisition Finance SA, 144A, 10.750%, 12/01/15 (a)	2,350,000	2,596,750
Wind Acquistion Finance SA, 144A, 11.750%, 07/15/17 (a)(c)(LU)	4,000,000	6,489,953

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
TELECOMMUNICATIONS, continued
Windstream Corp., 8.125%, 08/01/13 (f)	$4,750,000	$4,904,375
Windstream Corp., 8.625%, 08/01/16 (f)	1,000,000	1,027,500
Windstream Corp., 7.000%, 03/15/19 (f)	100,000	94,000
Windstream Corp., 144A, 7.875%, 11/01/17 (a)	500,000	492,500
		68,922,917

UTILITY: 0.6%
FPL Energy National Wind Portfolio, 144A, 6.125%, 03/25/19 (a)(b)	672,450	614,685
Intergen NV, 144A, 9.000%, 06/30/17 (a)	1,000,000	1,035,000
Ormat Funding Corp., 8.250%, 12/30/20 (b)	666,377	583,080
		2,232,765

TOTAL CORPORATE BONDS (Cost $318,994,533)		339,360,305

WARRANTS: 0.0%
Interactive Health, 0.000%, 04/01/11 (b)(e)(f)	2,495	0
TOTAL WARRANTS (Cost $0,000)

CERTIFICATES OF DEPOSIT: 0.2%
Self Help Credit Union, 3.050%, 01/04/10	100,000	100,000
ShoreBank Cleveland, 1.810%, 07/01/10	100,564	100,564
ShoreBank Pacific, CDARS, 1.180%, 06/22/10	200,000	200,000
ShoreBank Pacific, CDARS, 2.000%, 06/28/11	200,000	200,000
ShoreBank Pacific, CDARS, 4.470%, 05/10/12	100,000	100,000
ShoreBank, CDARS, 2.520%, 11/30/09	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $800,564)		800,564

TIME DEPOSIT: 2.4%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/09	8,424,000	8,424,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $8,424,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 10.7%
State Street Navigator Securities Lending Prime Portfolio, 0.350% (Cost $37,894,120)	37,894,120	37,894,120

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

TOTAL INVESTMENTS: 110.2% (Cost $371,076,206)		$391,555,664

Payable upon return of securities loaned - (Net): -10.7%		(37,894,120)

Other assets and liabilities - (Net): 0.5%		1,829,232

Net Assets: 100.0%		$355,490,776

(a)         Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b)        Illiquid security.

(c)         Principal amount is in Euro Dollars; value is in U.S. dollars.

(d)        Principal amount is in Mexican pesos; value is in U.S. dollars.

(e)         Fair Valued security.

(f)           Security or partial position of this security was on loan as of September 30, 2009. The total market value of securities on loan as of September 30, 2009 was $37,179,463.

CDARS - Certificates of Deposit Account Registry Service

GB - Great Britain

MX - Mexico

LU - Luxembourg

REIT - Real Estate Investment Trust

SA - South Africa

Schedule of Investments (Unaudited)
Pax World Women’s Equity Fund	September 30, 2009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 94.2%
CONSUMER DISCRETIONARY: 9.8%
Best Buy Co., Inc. (c)	500	$18,760
GameStop Corp., Class A (a)(b)(c)	26,300	696,161
Hennes & Mauritz AB	6,000	336,951
Lowe’s Cos., Inc.	23,000	481,620
Nike, Inc., Class B (c)	2,000	129,400
Raffles Education Corp., Ltd.	798,617	289,138
Saks, Inc. (a)(c)	100,000	682,000
Target Corp.	10,000	466,800
		3,100,830
CONSUMER STAPLES: 4.1%
Chattem, Inc. (a)(c)	3,500	232,435
Costco Wholesale Corp.	4,200	237,132
PepsiCo, Inc. (b)	6,000	351,960
Procter & Gamble Co., The (b)	8,000	463,360
		1,284,887
ENERGY: 9.7%
Baker Hughes, Inc. (c)	5,600	238,896
BG Group PLC	37,000	642,760
ConocoPhillips	15,100	681,916
Devon Energy Corp. (c)	4,800	323,184
Petroleo Brasileiro SA, ADR (c)	10,000	459,000
StatoilHydro ASA, ADR	31,500	710,010
		3,055,766
FINANCIALS: 17.4%
ACE, Ltd. (a)	6,500	347,490
Banco de Chile, ADR	2,442	115,995
Bank of America Corp. (c)	16,000	270,720
Bank of New York Mellon Corp., The (c)	23,000	666,770
BlackRock, Inc. (c)	5,050	1,094,941
Citigroup, Inc. (c)	100,000	484,000
CME Group, Inc. (b)	2,550	785,885
JPMorgan Chase & Co. (b)	16,000	701,120
PNC Financial Services Group, Inc. (c)	5,500	267,245
State Street Corp.	5,600	294,560
T Rowe Price Group, Inc. (c)	10,000	457,000
		5,485,726
HEALTH CARE: 12.0%
Amgen, Inc. (a)	5,000	301,150
CardioNet, Inc. (a)(b)(c)	55,500	372,960

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Gilead Sciences, Inc. (a)	11,200	$521,696
Johnson & Johnson	10,000	608,900
Mylan, Inc. (a)(b)(c)	20,000	320,200
Pfizer, Inc. (c)	28,000	463,400
Roche Holding AG	2,235	361,249
St. Jude Medical, Inc. (a)(c)	7,600	296,476
Teva Pharmaceutical Industries, Ltd., ADR	10,880	550,093
		3,796,124
INDUSTRIALS: 13.0%
A123 Systems, Inc. (a)	13,000	277,160
AGCO Corp (a)(c)	17,000	469,710
Alexander & Baldwin, Inc. (a)(c)	10,800	346,572
Emerson Electric Co.	18,050	723,444
Empresas ICA SAB de CV, ADR (a)	36,000	339,840
Expeditors International of Washington,Inc (c)	19,000	667,850
FTI Consulting, Inc. (a)(b)(c)	13,000	553,930
Gamesa Corp. Tecnologica SA	17,000	380,866
Komatsu, Ltd.	17,100	320,417
		4,079,789
INFORMATION TECHNOLOGY: 17.6%
Adobe Systems, Inc. (a)(c)	14,000	462,560
Agilent Technologies, Inc. (a)(c)	12,000	333,960
Airvana, Inc. (a)(c)	100,173	678,171
Analog Devices, Inc. (c)	7,000	193,060
Brocade Communications Systems, Inc. (a)(c)	63,000	495,180
Cisco Systems, Inc. (a)	17,000	400,180
EMC Corp. (a)(b)	56,500	962,760
Google, Inc., Class A (a)(b)	1,150	570,228
Internet Capital Group, Inc. (a)(c)	31,000	259,160
Microsoft Corp. (b)(c)	20,000	517,800
Nuance Communications, Inc. (a)(c)	24,000	359,040
Research in Motion, Ltd. (a)	4,650	314,108
		5,546,207
MATERIALS: 4.2%
Aptargroup, Inc. (c)	2,000	74,720
Nucor Corp. (c)	9,000	423,090
Rio Tinto PLC, ADR	1,400	238,406
Syngenta AG, ADR	13,071	600,612
		1,336,828

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES: 3.6%
American Tower Corp. (a)(c)	7,000	$254,800
Leap Wireless International, Inc. (a)(c)	44,500	869,974
		1,124,775
UTILITIES: 2.8%
Veolia Environnement, ADR	23,200	892,967

TOTAL COMMON STOCKS (Cost $28,488,486)		29,703,899

EXCHANGE TRADED FUNDS: 2.8%
SPDR Gold Trust (a)	7,000	691,950
United States Natural Gas Fund (a)(b)	4,000	46,960
iShares Barclays TIPS Bond Fund	150	15,432
iShares Silver Trust (a)	7,000	114,660

TOTAL EXHANGE TRADED FUNDS (Cost $802,572)		869,002

CORPORATE BONDS: 3.3%
FINANCIALS: 3.3%
Blue Orchard Microfinance, 4.936%, 07/31/11	$500,000	525,000
Calvert Social Investment Foundation, 3.000%, 03/31/11	500,000	500,000

TOTAL CORPORATE BONDS (Cost $1,000,000)		1,025,000

PURCHASED OPTIONS - CALLS: 0.0%
Citigroup, Inc.
expires January 2010
exercise price $10.00	175	875

TOTAL PURCHASED OPTIONS - CALLS (Premiums Paid $18,900)		875

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 26.9%
State Street Navigator Securities Lending Prime Portfolio, 0.35%
(Cost $8,479,831)	8,479,831	$8,479,831

TOTAL INVESTMENTS: 127.2%
(Cost $38,789,789)		40,078,607

Payable upon return of securities loaned - (Net): -26.9%		(8,479,831)

Other assets and liabilities - (Net): -0.3%		(96,125)

Net Assets: 100.0%		$31,502,651

(a)	Non-income producing security.
(b)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(c)	Security or partial position of this security was on loan as of September 30, 2009. The total market value of securities on loan as of September 30, 2009 was $8,645,510.
ADR - American Depository Receipt

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Google, Inc.,
expires January 2011, exercise price $600.00	6	$(19,440)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $11,082)		$(19,440)

PUTS:
CardioNet, Inc.,
expires February 2010, exercise price $7.50	50	$(8,000)
CME Group, Inc.,
expires December 2009, exercise price $260.00	13	(10,790)
FTI Consulting, Inc.,
expires January 2011, exercise price $30.00	50	(11,750)
GameStop Corp.,
expires January 2011, exercise price $15.00	50	(6,250)

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
SCHEDULE OF WRITTEN OPTIONS, continued
PUTS, continued
JPMorgan Chase & Co.,
expires January 2011, exercise price $20.00	50	$(4,450)
Microsoft Corp.,
expires January 2011, exercise price $17.50	75	(7,425)
PepsiCo, Inc.,
expires January 2011, exercise price $40.00	50	(6,750)
Procter & Gamble Co., The,
expires January 2011, exercise price $40.00	29	(3,770)
Target Corp.,
expires January 2011, exercise price $22.50	60	(4,500)
United State Natural Gas Fund,
expires January 2011, exercise price $10.00	50	(9,000)
Verizon Communications, Inc.,
expires January 2012, exercise price $20.00	75	(15,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $184,402)		$(87,685)

Schedule of Investments (Unaudited)
Pax World Global Green Fund	September 30, 2009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 91.8%
AUTO COMPONENTS: 4.7%
BorgWarner, Inc.	7,200	$217,872
Denso Corp.	5,400	158,815
Johnson Controls, Inc.	8,500	217,260
Stanley Electric Co., Ltd.	5,700	115,568
		709,515
BUILDING PRODUCTS: 1.8%
Wavin NV	121,600	264,246

CHEMICALS: 5.6%
Linde AG	2,400	260,172
Novozymes A/S	1,650	155,284
Umicore	5,000	149,701
Xinyi Glass Holdings Co., Ltd.	403,300	283,608
		848,765
COMMERCIAL SERVICES & SUPPLIES: 8.4%
China Everbright International, Ltd.	693,200	281,750
Daiseki Co., Ltd.	10,600	209,012
Shanks Group PLC	253,333	401,423
Stericycle, Inc. (a)	7,650	370,643
		1,262,828
CONSTRUCTION & ENGINEERING: 1.5%
Kingspan Group PLC	23,887	218,818

DISTRIBUTORS: 2.4%
LKQ Corp. (a)	19,500	361,530

ELECTRIC UTILITIES: 6.4%
Covanta Holding Corp. (a)	22,400	380,800
Hera SpA	111,385	271,061
Ormat Technologies Inc	7,500	306,150
		958,011
ELECTRICAL EQUIPMENT: 15.7%
Baldor Electric Co.	11,400	311,676
Chloride Group PLC	97,100	282,584
Emerson Electric Co.	11,500	460,919
Gamesa Corp. Tecnologica SA	19,650	440,236
Roper Industries, Inc.	5,800	295,684
SunPower Corp., Class B (a)	5,300	133,719
Vestas Wind Systems A/S (a)	6,141	443,942
		2,368,760

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued

ELECTRONIC EQUIP & INSTRUMENTS: 2.4%
Delta Electronics, Inc.	127,704	$363,473

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS: 9.7%
Horiba, Ltd.	17,000	441,263
Itron, Inc. (a)	4,885	313,324
Shimadzu Corp.	54,000	391,021
Yamatake Corp.	13,800	310,544
		1,456,152
INDEPENDENT POWER PRODUCERS & ENERGY TRADER: 1.7%
EDP Renovaveis SA (a)	23,300	256,232

INDUSTRIAL CONGLOMERATES: 2.0%
3M Co.	4,000	295,200

LIFE SCIENCES TOOLS & SERVICES: 2.6%
Thermo Fisher Scientific, Inc. (a)	8,900	388,663

MACHINERY: 15.0%
GEA Group AG	22,100	461,168
Hansen Transmissions International (a)	108,800	223,000
IDEX Corp.	8,750	244,563
Kurita Water Industries, Ltd.	7,150	256,481
Pall Corp.	6,600	213,048
Pentair, Inc.	14,650	432,468
Rotork PLC	14,820	267,873
Spirax-Sarco Engineering PLC	9,100	151,976
		2,250,577
METALS & MINING: 1.7%
Sims Metal Management, Ltd.	12,900	259,814

MULTI-UTILITIES: 2.7%
Veolia Environnement	10,427	399,616

WATER UTILITIES: 7.5%
American Water Works Co., Inc.	19,000	378,860
Manila Water Co., Inc.	1,195,000	390,935
Pennon Group PLC	46,577	354,023
		1,123,818

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued

TOTAL COMMON STOCKS (Cost $12,022,079)		$13,786,018

REPURCHASE AGREEMENT: 8.1%
State Street Repo, 0.010%, 10/01/09
(collateralized by Fannie Mae, 4.375%, due 09/17/10, principal amount $1,215,000; market value $1,261,899)
TOTAL REPURCHASE AGREEMENT (Cost $1,234,000)	$1,234,000	1,234,000

TOTAL INVESTMENTS: 99.9% (Cost $13,256,079)		15,020,018

Other assets and liabilities - (Net): 0.1%		21,207

Net Assets: 100.0%		$15,041,225

(a) Non-income producing security.

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$259,814	1.7%
BELGIUM	372,700	2.5%
DENMARK	599,226	4.0%
FRANCE	399,616	2.7%
GERMANY	721,340	4.8%
GREAT BRITAIN	1,457,879	9.7%
HONG KONG	565,359	3.8%
IRELAND	218,818	1.5%
ITALY	271,061	1.8%
JAPAN	1,882,704	12.5%
NETHERLANDS	264,246	1.8%
PHILIPPINES	390,935	2.6%
SPAIN	696,468	4.6%
TAIWAN	363,473	2.4%
UNITED STATES	5,322,379	35.4%
REPURCHASE AGREEMENT	1,234,000	8.1%
Other assets and liabilities - (Net)	21,207	0.1%
TOTAL	$15,041,225	100.0%

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts. Each of the Pax World Balanced Fund (“Balanced”), Pax World Growth Fund (“Growth”), Pax World Small Cap Fund (“Small Cap”), Pax World International Fund (“International”), Pax World High Yield Bond Fund (“High Yield Bond”), Pax World Women’s Equity Fund (“Women’s Equity”), and Pax World Global Green Fund (“Global Green”) (each a “Fund” and collectively, the “Funds”) is a diversified series of the Trust.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.  If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which the Funds’ net asset value is, determined. At September 30, 2009, the High Yield Bond Fund held two securities fair valued at $66,584, representing 0.02% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                                                                  Level 1 – quoted prices in active markets for identical investments

•                                                                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                                                                  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2009:

	Level One	Level Two	Level Three	Totals

Balanced
Common Stocks	$1,354,353,722	$—	$—	$1,354,353,722
Preferred Stocks	7,766,283	—	—	7,766,283
Exchange Traded Funds	26,428,251	—	—	26,428,251
Corporate Bonds	—	223,952,510	—	223,952,510
U.S. Govt Agency Bonds	—	99,802,131	—	99,802,131
Government Bonds		10,812,760		10,812,760
Municipal Bonds	—	47,604,414	—	47,604,414
U.S. Treasury Notes	—	30,874,763	—	30,874,763
Mortgage-Backed Securities	—	85,347,812	—	85,347,812
Certificates of Deposit	—	600,000	—	600,000
Money Market Shares	—	1,000,000	—	1,000,000
Time Deposits	—	8,694,000	—	8,694,000
Equity Call/Put Options Written	(1,656,850)	—	—	(1,656,850)
Total	$1,386,891,406	$508,688,390	$—	$1,895,579,796
Growth
Common Stocks	$87,967,173	$—	$—	$87,967,173
Equity Call/Put Options Written	(36,840)	—	—	(36,840)
Total	$87,930,333	$—	$—	$87,930,333
Small Cap
Common Stocks	$2,381,575	$—	$—	$2,381,575
Exchange Traded Funds	108,125	—	—	108,125
Total	$2,489,700	$—	$—	$2,489,700
International
Common Stocks-Domestic	$—	$—	$—	$—
Common Stocks-Foreign	5,251,880	—	—	5,251,880
Preferred Stocks-Foreign	33,922	—	—	33,922
Exchange Traded Funds	343,496	—	—	343,496
Total	$5,629,298	$—	$—	$5,629,298
High Yield Bond
Common Stocks	$—	$—	$—	$—
Preferred Stocks	5,076,675	—	—	5,076,675
Corporate Bonds	—	339,293,721	66,584	339,360,305
Loan Participation Notes	—	—	—	—
Certificates of Deposit	—	800,564	—	800,564
Time Deposits	—	8,424,000	—	8,424,000
Total	$5,076,675	$348,518,285	$66,584	$353,661,544
Women’s Equity
Common Stocks	$29,703,899	$—	$—	$29,703,899
Exchange Traded Funds	869,002	—	—	869,002
Corporate Bonds	—	500,000	525,000	1,025,000
Equity Call Options Purchased	875	—	—	875
Equity Call/Put Options Written	(107,125)	—	—	(107,125)
Total	$30,466,651	$500,000	$525,000	$31,491,651
Global Green
Common Stocks-Domestic	$5,322,379	$—	$—	$5,322,379
Common Stocks-Foreign	8,463,639	—		8,463,639
Repurchase Agreement	—	1,234,000	—	1,234,000
Total	$13,786,018	$1,234,000	$—	$15,020,018

*  Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	High Yield Bond	Women’s Equity
Corporate Bonds
Balance as of December 31, 2008	$—	$535,000
Realized Gain (loss)	—	—
Change in unrealzied appreciation (depreciation)	—	(10,000)
Net purchases (sales)	—	—
Transfers in and/or out of Level Three	66,584	—
Balance as of September 30, 2009	$66,584	$525,000

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank & Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less  than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2(a)-7 money market fund.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the Borrower and the remainder is allocated between the Funds and the Agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2009, the value of securities loaned and payable for collateral due to brokers were as follows.

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral
Fund	Securities Loaned	to Broker	Value

Balanced	$502,719,817	$516,292,467	$533,390
Growth	2,207,308	2,232,974	—
High Yield Bond	37,179,463	37,894,120	—
Women’s Equity	8,645,510	8,479,831	436,150

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2009 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Balanced	$578,113,530	$8,394,746	$389,963,668	$219,256,295
Growth	22,996,851	—	24,472,308	—
Small Cap	3,172,484	—	2,430,718	—
International	3,170,892	—	783,521	—
High Yield Bond	265,977,130	—	79,125,787	—
Women’s Equity	21,543,389	—	21,706,657	—
Global Green	10,852,259	—	5,938,414	—

* Excluding short-term investments and US Government bonds.

The identified cost of investments owned at September 30, 2009 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2009 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$2,297,781,946	$200,419,512	$83,575,809	$116,843,703
Growth	84,847,001	11,938,663	6,504,949	5,433,713
Small Cap	2,309,234	249,228	68,762	180,466
International	5,065,097	720,643	156,442	564,201
High Yield Bond	371,076,206	24,164,137	3,674,211	20,489,925
Women’s Equity	38,789,789	3,149,543	1,896,411	1,253,132
Global Green	13,256,079	1,938,111	174,171	1,763,939

At September 30, 2009,  the Balanced, High Yield Bond, and Global Green Funds had unrealized foreign currency gains of $3,466; $15,061; and $262 respectively; and the Growth, International, and Women’s Equity Funds had unrealized foreign currency losses of 7; $44; and $1; respectively.

Options Contracts  Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.  Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the nine-month period ended September 30, 2009 is as follows:

	Outstanding					Outstanding
	at 12/31/08	Written	Closed	Expired	Exercised	at 9/30/09

Balanced Fund
Call Options
Number of contracts	1,100	9,389	(3,939)	—	—	6,550
Premiums received	$387,496	$2,149,362	$(1,237,753)	$—	$—	$1,299,105
Put Options
Number of contracts	550	6,430	(2,205)	(100)		4,675
Premiums received	$188,113	$1,832,488	$(722,413)	$(15,700)	$—	$1,282,488

Growth Fund
Call Options
Number of contracts	115	53	(115)	—	—	53
Premiums received	$45,505	$6,991	$(45,505)	$—	$—	$6,991
Put Options
Number of contracts	142	158	(165)	—		135
Premiums received	$54,548	$44,061	$(66,314)	$—	$—	$32,295

Women’s Equity Fund
Call Options
Number of contracts	100	437	(391)	(140)	—	6
Premiums received	$48,199	$98,110	$(128,677)	$(6,550)	$—	$11,082
Put Options
Number of contracts	530	1,197	(919)	(15)	(241)	552
Premiums received	$156,083	$296,766	$(219,281)	$(3,275)	$(45,891)	$184,402

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At September 30, 2009, the Balanced Fund held $113.618.472 or 5.96% of net assets, and the High Yield Bond Fund held $99,042,140 or 27.86% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2009, the Balanced Fund held $3,931,904 if illiquid securities, representing 0.21% of net assets, and the High Yield Bond Fund held $12,446,928 of illiquid securities, representing 3.50% of net assets. The Funds will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Funds may experience difficulty in closing out positions at prevailing market prices.

Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

The tax character of distributions paid during 2008 and 2007 was as follows:

	Distributions paid in 2008		Distributions paid in 2007 (1)
	Ordinary	Long-term	Ordinary	Long-term
Fund	income	capital gains	income	capital gains

Balanced	$39,942,685	$24,284,549	$39,076,403	$101,734,188
Growth	—	2,254,804	1,383,259	11,358,937
Small Cap	1,970	—	—	—
International	22,864	—	—	—
High Yield Bond	9,097,890	—	7,029,656	—
Women’s Equity (1)	276,053	1,189,429	233,598	3,033,756
Global Green	24,532	—	—	—

(1)For Women’s Equity Fund, distributions paid in 2007 represent those paid during the nine months ended December 31, 2007.

As of December 31, 2008, the Balanced Fund, Growth Fund, Value Fund, Small Cap Fund, International Fund, High Yield Bond Fund, Women’s Equity Fund, and Global Green Fund had capital loss carryforwards, which may be used to offset future net realized capital gains for Federal income tax purposes in the amounts of $130,168,675; $10,189,942; $591,120; $175,198; $87,743; $3,717,973; $3,158,288; and $166,509; respectively; each which expire in 2016.

Under current tax laws, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  During the period from November 1, 2008 through December 31, 2008, the balanced Fund, the Growth Fund, the Small Cap Fund, the International Fund, the High Yield Bond Fund , the Women’s Equity Fund and the Global Green Fund incurred capital losses of $80,034,811; $5,175,678; $351,303; $162,910; $28,149; $1,587,737; $2,948,115; and $148,977, respectively; and the Growth Fund and the Women’s Equity Fund incurred foreign currency losses of $3,638 and $6,107, respectively.  These losses are treated for Federal income tax purposes as if they occurred on January 1, 2009. Accordingly, during 2008 the Funds may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.

The Funds have adopted the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”, (“FIN 48”).  As of December 31, 2008, Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2004 through 2008). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended December 31, 2008, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

Item 2.     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.     Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 24, 2009

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/November 25, 2009